Interest and Other Income/Expense (Tables)	12 Months Ended
Dec. 31, 2017
Parent [Member]
Disclosure Of Interest And Other Income Expense [Line Items]
Summary of Interest and Other Income/Expense

	$ million
	2017	2016
Interest and other income
Interest income	24	17
Foreign exchange gains	25	595
Total	49	612
Interest and other expense
Interest expense	(26)	(19)
Other expense	—	(6)
Total	(26)	(25)